Debt issued held at amortized cost	12 Months Ended
Dec. 31, 2024
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Debt Securities Explanatory
Note 17

Debt issued measured at amortized cost

USD m 31.12.24 31.12.23
Short-term debt
1
30,509 37,285
Senior unsecured debt 33,416 18,450
of which: issued by UBS AG with original maturity greater than one year
32,621 18,446
Covered bonds 8,814 1,006
Subordinated debt 689 3,008
of which: eligible as non-Basel III-compliant tier 2 capital instruments
207 538
Debt issued through the Swiss central mortgage institutions 27,251 10,035
Other long-term debt 424 0
Long-term debt
2
70,595 32,499
Total debt issued measured at amortized cost
3,4
101,104 69,784
1 Debt with an original contractual maturity

of less than one year,

includes mainly certificates of deposit and

commercial paper.

2 Debt with an original contractual

maturity greater than or equal to one year.

The
classification of debt

issued into

short-term and long

-term does not

consider any early

redemption features.

3 Net of

bifurcated embedded derivatives,

the fair value

of which was

not material

for the

periods
presented.

4 Except for Covered bonds (
100 % secured), Debt issued through the Swiss central mortgage institutions ( 100 % secured) and Other long-term debt ( 91 % secured), 100 % of the balance was unsecured as of 31 December 2024.
UBS AG uses interest rate and foreign exchange derivatives to manage the risks inherent in certain debt

instruments held
at amortized cost.

In some cases,

UBS AG applies hedge

accounting for interest rate

risk as discussed

in item 2j

in Note 1a
and Note 25. As

a result of

applying hedge accounting, the

life-to-date adjustment to the

carrying amount of
Debt issued
measured at amortized cost

was an increase of USD
0.0
bn as of 31 December 2024

and a decrease of

USD
0.4 bn as of
31 December 2023, reflecting changes in fair value

due to interest rate movements.
Subordinated debt consists

of unsecured debt

obligations that are

contractually subordinated

in right of

payment to all
other

present

and

future

non-subordinated

obligations

of

the

respective

issuing

entity.

All

of

the

subordinated

debt
instruments outstanding as of 31 December 2024 pay a

fixed rate of interest.
›
Refer to Note 24 for maturity information